Listing and related expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Listing and related expenses
Listing expenses		₨ 4,069,760
Transaction costs recognized in profit or loss and other comprehensive loss	₨ 0	172,474	₨ 0
Employees and warrant holders
Listing and related expenses
Fair value of contingent dividend	0	292
Business combinations | TRTL
Listing and related expenses
Listing expenses	₨ 0	₨ 4,069,760	₨ 0